Related Party Transactions (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Related Party A [Member]
Due to related parties	$ 839,377	$ 897,197
Related Party B [Member]
Due to related parties	$ 411,880	$ 411,880